Fair value of financial assets and liabilities_Financial liabilities by category (Details) $ in Thousands	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 6,794,192,000,000		₩ 2,870,676,000,000
Financial liabilities designated at FVTPL	19,630,000,000		87,626,000,000
Financial liabilities at amortized cost	363,510,489,000,000		331,830,275,000,000
Derivative liabilities (Designated for hedging)	64,769,000,000	$ 59,634	6,837,000,000
Total	370,389,080,000,000		334,795,414,000,000
Deposits due to customers
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	49,279,000,000		27,530,000,000
Financial liabilities designated at FVTPL	0		0
Financial liabilities at amortized cost	291,477,279,000,000		264,685,578,000,000
Derivative liabilities (Designated for hedging)	0		0
Total	291,526,558,000,000		264,713,108,000,000
Borrowings
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	285,026,000,000		0
Financial liabilities designated at FVTPL	19,630,000,000		87,626,000,000
Financial liabilities at amortized cost	20,745,466,000,000		18,998,920,000,000
Derivative liabilities (Designated for hedging)	0		0
Total	21,050,122,000,000		19,086,546,000,000
Debentures
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	0		0
Financial liabilities designated at FVTPL	0		0
Financial liabilities at amortized cost	37,479,358,000,000		30,858,055,000,000
Derivative liabilities (Designated for hedging)	0		0
Total	37,479,358,000,000		30,858,055,000,000
Derivatives (Held for trading)
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	6,459,887,000,000		2,843,146,000,000
Financial liabilities designated at FVTPL	0		0
Financial liabilities at amortized cost	0		0
Derivative liabilities (Designated for hedging)	64,769,000,000		6,837,000,000
Total	6,524,656,000,000		2,849,983,000,000
Other financial liabilities
Disclosure of financial liabilities [Line Items]
Financial liabilities at FVTPL	0		0
Financial liabilities designated at FVTPL	0		0
Financial liabilities at amortized cost	13,808,386,000,000		17,287,722,000,000
Derivative liabilities (Designated for hedging)	0		0
Total	₩ 13,808,386,000,000		₩ 17,287,722,000,000